Transactions with Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions With Noncontrolling Interests Explanatory [Abstract]
Schedule of contributions of non-controlling shareholders
	2019	2020	2021

Contributions received	152	18	182
Returns of contributions	(33,148)	(15,743)	(27,286)
Decrease in equity of non controlling parties	(32,996)	(15,725)	(27,104)